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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2012

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Windham Capital Management, LLC
Address: 200 Clarendon St, 26th Floor
         Boston, MA 02116

Form 13F File Number: 28-14140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Charles Cutrell
Title:   Managing Partner
Phone:   (617)419-3911

Signature, Place, and Date of Signing:

/s/ Charles Cutrell     Boston, MA      07/25/2012
---------------------  ---------------  -----------
    [Signature]        [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total: $709,845,904.80

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                          FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
---------------------- --------------- --------- ----------- ------------------- ---------- -------- ------------------------
                                                   VALUE      SHRS OR    SH/PUT  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
---------------------- --------------- --------- ----------- ---------- -------- ---------- -------- ------- ------ ---------
VANGUARD INDEX
 FDS VANGUARDLARGE
 CAP VIPER             LARGE CAP ETF   922908637    383.0328       6168    SH       SOLE                   0             6168
PIMCO ETF TR 1-5 US
 TIP IDX               1-5 US TIP IDX  72201R205  3335.38342    62518.9    SH       SOLE                4774          57744.9
iShares Tr S&P Natl    S&P NTL
 Muni Bond             AMTFREE         464288414  9904.21919    89981.1    SH       SOLE                6890          83091.1
Vanguard Bond Index
 Fund Inc Short Term   SHORT TRM
 Bo                    BOND            921937827  7495.71363   92391.39    SH       SOLE               60940         31451.39
Vanguard Index Funds
 Value ETF             VALUE ETF       922908744   5232.4365   93536.58    SH       SOLE                5922         87614.58
VANGUARD INTL
 EQTY IDX GLB EX
 US ETF                GLB EX US ETF   922042676  5690.86777  119055.81    SH       SOLE                7159        111896.81
iShares Tr iBoxx Inv
 Grade Corp Bond       IBOXX INV CPBD  464287242 14967.29122  127283.71    SH       SOLE               84236         43047.71
iShares Tr Barclays    BARCLYS 1-3YR
 1-3Yr Cr              CR              464288646  15696.1846  149901.49    SH       SOLE               94087         55814.49
iShares Tr Barclays    BARCLYS TIPS
 TIPS Bond             BD              464287176  18129.1582  151454.96    SH       SOLE               84721         66733.96
SPDR Series Trust DB
 Int Govt ETF          DB INT GVT ETF  78464a490  9776.00008  166032.61    SH       SOLE               84811         81221.61
Vanguard Intl Equity
 Index Fund All World  ALLWRLD EX US   922042775  7854.77679  191673.42    SH       SOLE               14890        176783.42
SPDR Series Trust
 Barclays High Yield   BRCLYS YLD
 Bond                  ETF             78464a417  8370.61914  212129.22    SH       SOLE              123824         88305.22
Vanguard Index Funds
 Mid Cap ETF           MID CAP ETF     922908629 23380.03428  302850.18    SH       SOLE              246377         56473.18
PowerShares DB
 Commodity Index
 Track                 UNIT BEN INT    73935s105  8707.85175     338169    SH       SOLE              330480             7689
SPDR Series Trust      NUVN BRCLY
 Barclays Muni ETF     MUNI            78464a458  8364.48573  346641.15    SH       SOLE               31366        315275.15
JPMorgan Chase & Co    ALERIAN ML
 Alerian ML ETN        ETN             46625h365 13925.65404     359279    SH       SOLE              244510           114769
Vanguard Index Funds
 REIT ETF              REIT ETF        922908553 24634.73083  376505.13    SH       SOLE              245328        131177.13
SPDR Series Trust
 Barclays Short Term   NUVN BR SHT
 Muni                  MUNI            78464a425  9935.47635  406691.62    SH       SOLE               35009        371682.62
Vanguard Intl Equity
 Index Fund FTSE
 Small                 FTSE SMCAP ETF  922042718 34871.55518  428502.77    SH       SOLE              330452         98050.77
SPDR Series Trust      BRCLYS INTL
 Barclays Intl ETF     ETF             78464a516  28722.1167  485745.25    SH       SOLE              253853        231892.25
Vanguard Index Funds
 Small Cap ETF         SMAll CAP ETF   922908751 38480.27582  506053.07    SH       SOLE              412569         93484.07
Vanguard Bond Index
 Fund Inc Total Bond   TOTAL BND
 Mk                    MRKT            921937835 43751.17915  518501.77    SH       SOLE              323713        194788.77
SPDR Index Funds DJ
 Intl Real Estate ETF  DJ INTL RL ETF  78463x863 20927.91897  569002.69    SH       SOLE              471632         97370.69
PowerShares Global
 ETF Trust Sovereign   SOVEREIGN
 Deb                   DEBT            73936t573 20313.77034  704605.28    SH       SOLE              367910        336695.28
Barclays Bank PLC DJ
 UBS Commodity         DJUBS CMDT
 ETN                   ETN36           06738c778 32652.79934     812663    SH       SOLE              511279           301384
Vanguard Intl Equity
 Index Fund Emerg
 Mkt                   EMR MKT ETF     922042858 52572.02735 1316604.74    SH       SOLE             1006275        310329.74
Vanguard Index Funds
 Stock Mkt ETF         STK MRK ETF     922908769 139222.0247 1997446.55    SH       SOLE             1513100        484346.55
Vanguard Tax-Managed
 Fund Europe Pac ETF   EUROPE PAC ETF  921943858  102548.321 3248283.84    SH       SOLE             2545262        703021.84
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